Condensed Consolidated Statements of Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Weighted average of shares outstanding – basic and diluted	23,561	7,346
Net loss attributable to common stockholder per share – basic and diluted	$ (6.73)	$ (23.20)